Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2020	2021
Interest on long-term debt	1,887,414	1,883,321
Administrative expenses	209,553	210,930
Vessel operating and voyage expenses	1,676,532	1,748,628

Total	3,773,499	3,842,879